Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
(Loss)/profit for the year allocated to non-controlling interests	¥ (725)	¥ 288	¥ 232
Accumulated balances of non-controlling interests at the reporting date	¥ 2,905	¥ 3,638
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	37.44%	37.44%
(Loss)/profit for the year allocated to non-controlling interests	¥ (435)	¥ 115
Dividends paid to non-controlling interests		37
Accumulated balances of non-controlling interests at the reporting date	¥ 1,010	¥ 1,445
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	9.64%	9.64%
(Loss)/profit for the year allocated to non-controlling interests	¥ (73)	¥ 50
Accumulated balances of non-controlling interests at the reporting date	¥ 631	¥ 704
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	40.00%	40.00%
(Loss)/profit for the year allocated to non-controlling interests	¥ (207)	¥ 128
Dividends paid to non-controlling interests		45
Accumulated balances of non-controlling interests at the reporting date	¥ 1,299	¥ 1,511